Related Party Transactions - Schedule of Outstanding Balance Due from/to Related Parties (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Yuhuatongxing [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties	[1]		¥ 8,933	¥ 1,440
Due to related parties	[1]		17,637	2,621
An Equity Investee Of The Group [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties			108	137
Mr. Zhan [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties	[2]		17,190
Non-controlling shareholder [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due to related parties	[3]			700
Related Party [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties			26,231	1,577
Due to related parties		$ 2,599	¥ 17,637	¥ 3,321

[1]

(1)	In January 2025, the Group, Tianjin Yihua Management Consulting Co., Ltd. (“Tianjin Yihua”), a wholly-owned subsidiary of YH Entertainment Group (a company listed on the Main Board of the Stock Exchange of Hong Kong Limited (stock code: 2306)), and Yuhuatongxing, entered into a strategic cooperation framework agreement, which was subsequently supplemented and amended (the “Strategic Cooperation Framework Agreements”). Pursuant to the Strategic Cooperation Framework Agreements,

a)	Yuhuatongxing acts as an authorized distributor of the Group and pays the Group for the pop toy products purchased.

b)	Yuhuatongxing receives service fees from the Group for the provision of promotion services.

c)	The Company designs, manufactures and sells pop toys incorporating certain IPs licensed from Yuhuatongxing, as well as co-developed pop toys that combine IPs owned by both parties. For sales of the above-mentioned products, the Company pays Yuhua sales-based royalties as IP license fees.

Given the Group’s payments to Yuhuatongxing are in exchange for distinct marketing services and licenses priced at fair value, the Group recorded the services received from Yuhuatongxing as selling and marketing expenses and cost of sales, rather than as a reduction of revenue derived from sales of pop toy products.

[2]
(3)	During the year ended June 30, 2026, to facilitate the Company’s acquisition of Shenzhen Letsvan non-controlling interests held by Mr. Zhan (Note 20), the Group lent RMB17.3 million to Mr. Zhan, which is an interest-free loan and repayable upon the completion of the acquisition, and within the repayment period notified by the Group. As of June 30, 2026, the loan remained outstanding.

[3]
(2)	As described in Note 20, during the year ended June 30, 2025, the Group acquired a 0.88% equity interests of Shenzhen Letsvan from a non-controlling shareholder for a total consideration of RMB3,500, of which RMB2,800 was paid as of June 30, 2025 with the remaining RMB700 paid in July 2025. During the year ended June 30, 2026, the Group acquired a 4.5% equity interests from certain related parties (including certain employees and an equity method investee) for a total of cash consideration of RMB44,500, all of which was settled as of June 30, 2026.